SHARE-BASED COMPENSATION Stock Option Activity (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, beginning balance (in shares)	22,644
Granted (in shares)	1,342
Exercised (in shares)	(9,738)
Options Cancelled/Forfeited/Expired (in shares)	(1,177)
Outstanding, ending balance (in shares)	13,071
Forfeited and expired options from total cancellations [Abstract]
Forfeited (in shares)	12
Expired (in shares)	1,165
Options Cancelled/Forfeited/Expired (in shares)	1,177
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted-average exercise price per share, beginning of period (in dollars per share)	$ 28
Weighted-average exercise price per share, granted (in dollars per share)	$ 35
Weighted-average exercise price per share, exercised (in dollars per share)	$ 27	$ 25	$ 20
Weighted-average exercise price per share, cancelled, expired and forfeited (in dollars per shares)	$ 42
Weighted-average exercise price per share, end of period (in dollars per share)	$ 28
Share-based Compensation Arrangement by Share-based Payment Award, Options forfeited and expired, Additional Disclosures [Abstract]
Weighted-average exercise price per share, forfeited (in dollars per share)	$ 29
Weighted-average exercise price per share, expired (in dollars per share)	$ 43
Weighted-average exercise price per share, total options cancelled (in dollars per share)	$ 42